DEBT - Summary of short-term and long-term debt (Detail) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Short-term debt:
Short-term bank borrowings	¥ 176,752		¥ 65,000
Long-term bank borrowings, current portion	159,721		150,653
Capital lease and other financing arrangement payable, current portion	201,835		103,450
Other short-term payable	223,828
Subtotal	762,136	$ 112,251	319,103
Long-term debt:
Long-term bank borrowings, non-current portion	196,682		102,473
Capital lease and other financing arrangement payable, non-current portion	242,719		298,682
Other long term payable	25,519		27,190
Subtotal	464,920	$ 68,475	428,345
Total	¥ 1,227,056		¥ 747,448